Accounts and Notes Receivable - Schedule of Lease Receivable Asset (Details) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Lease asset	$ 217,584	$ 217,584	$ 217,584